Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income attributable to the Partnership	$ 271,877	$ 202,684
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	35,268	134,877
Net Income attributable to non-controlling interests	0	0
Changes in assets and liabilities:
Other assets	21,518	2,254
Incentive management fee payable to General Partners	11,362	2,273
Property management fees payable	1,001	(34)
Customer deposits and other liabilities	(9,560)	(10,908)
Net cash provided by operating activities	331,466	331,146
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to property	0	1,090
Net cash used in investing activities	0	(1,090)
CASH FLOWS FROM FINANCING ACTIVITIES:
Distributions to partners	(303,744)	(303,710)
Distributions paid to non-controlling interests	0	0
Net cash used in financing activities	(303,744)	(303,710)
NET INCREASE IN CASH AND CASH EQUIVALENTS	27,722	26,346
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	311,084	304,234
CASH AND CASH EQUIVALENTS AT END OF PERIOD	338,806	330,580
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	$ 0	$ 0
NON CASH INVESTING AND FINANCING ACTIVITIES:
Distributions due partners included in partners' equity	151515	151515